TRADE RECEIVABLES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE RECEIVABLES AND OTHER RECEIVABLES
Schedule of trade receivables and other receivables

in € thousand	12/31/2023	12/31/2022
Trade receivables	40,626	40,593
Receivables from joint ventures	1,599	2,656
Other receivables	4,807	65,589
Total trade and other receivables	47,032	108,838